Document And Entity Information	Nov. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	Waterstone Financial, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 13, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-36271
Entity, Tax Identification Number	90-1026709
Entity, Address, Address Line One	11200 W Plank Ct
Entity, Address, City or Town	Wauwatosa
Entity, Address, State or Province	WI
Entity, Address, Postal Zip Code	53226
City Area Code	414
Local Phone Number	761-1000
Title of 12(b) Security	Common Stock
Trading Symbol	WSBF
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001569994